Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2013 and 2014, our assets and liabilities measured at fair value on a recurring basis are summarized in the following table by type of inputs used in the fair value measurements.

	Millions of Yen
Year ended March 31, 2013	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥440	—	—	¥440

Total assets	¥440	—	—	¥440

Liabilities:
Derivatives	—	—	—	—

Total liabilities	—	—	—	—

	Millions of Yen
Year ended March 31, 2014	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥518	—	—	¥518

Total assets	¥518	—	—	¥518

Liabilities:
Derivatives	—	—	—	—

Total liabilities	—	—	—	—

Summary of Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

As of March 31, 2014, KONAMI’s assets and liabilities measured at fair value on a non-recurring basis are summarized in the following table by the type of inputs applicable to the fair value measurements. As of March 31, 2013, KONAMI did not have any assets and liabilities measured at fair value on a non-recurring basis.

	Millions of Yen
Year ended March 31, 2014	Carrying value	Level 1	Level 2	Level 3	Total losses
Non-financial assets:
Property and equipment	—	—	—	—	¥(647)
Identifiable intangible assets	¥29,010	—	—	¥29,010	(2,573)
Goodwill	4,537	—	—	4,537	(2,031)

Total non-financial assets	¥33,547	—	—	¥33,547	¥(5,251)

Summary of Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis Valuation Techniques

As of March 31, 2014, KONAMI’s assets and liabilities measured at fair value on a non-recurring basis in Level 3 are detailed in the following table.

	Year ended March 31, 2014
	Fair value Millions of Yen	Valuation techniques	Unobservable Inputs	Range
Property and equipment	—	Discounted cash flow method	Discount rate	5.4%
Identifiable intangible assets	29,010	Relief from royalty method	Discount rate	7.5%
Goodwill	4,537	Discounted cash flow method	Discount rate	5.4%
		Guideline public company method	EBITDA multiple	10.4 - 11.4